Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Stock-based compensation expense before income taxes (1)	$ 38	$ 34	$ 34
Income tax benefit	10	9	8
Total stock-based compensation, net of tax	29	25	26
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes (1)	2	2	2
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes (1)	35	32	31
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes (1)	$ 1	$ 1	$ 1